As filed with the Securities and Exchange Commission on August 23, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-05853

                              HERITAGE INCOME TRUST
                              ---------------------
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 573-3800

                           RICHARD K. RIESS, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                           CLIFFORD J. ALEXANDER, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036

Date of fiscal year end:     September 30, 2005
Date of Reporting Period:    July 1, 2004 to June 30, 2005

ITEM 1. PROXY VOTING RECORD.

Heritage Intermediate Government Fund
There were no matters relating to a portfolio security considered at any shareholder meeting of an issuer in which the series named above held securities during the period covered by this report and with respect to which such series was entitled to vote.

Heritage High Yield Bond Fund

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
                                                                                                                   How
                                                                                                                   the
                                                                                      Shareholder   Vote with or   Fund
                                                                                      Mgmt or       against        cast
                                                                                      Issuer        Mgmt           its
Heritage Name     Cusip       Ticker   Issuer             Meeting Date  Issue         Proposal      Rec            vote     Voted?
-----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond   913247508   UCOMA    UnitedGlobal.com   11/15/2004    Ratify        M             With           For      Yes
                                       Inc.                             auditors
High Yield Bond   913247508   UCOMA    UnitedGlobal.com   11/15/2004    Elect         M             With           For      Yes
                                       Inc.                             Directors
High Yield Bond   913247508   UCOMA    UnitedGlobal.com   11/15/2004    Amend         M             Against        Against  Yes
                                       Inc.                             Omnibus
                                                                        Stock Plan
High Yield Bond   11589207    APCS     Alamosa Holdings   02/15/2005    Issue         M             With           For      Yes
                                       Inc.                             Shares in
                                                                        Connection
                                                                        with an
                                                                        Acquisition
High Yield Bond   84761M104   SSI      Spectrasite Inc.   05/02/2005    Elect         M             With           For      Yes
                                                                        Directors
High Yield Bond   84761M104   SSI      Spectrasite Inc.   05/02/2005    Approve       M             With           For      Yes
                                                                        Omnibus
                                                                        Stock Plan
High Yield Bond   84761M104   SSI      Spectrasite Inc.   05/02/2005    Ratify        M             With           For      Yes
                                                                        Auditors
High Yield Bond   87956T107   TLWT     TeleWest Global    05/09/2005    Elect         M             With           For      Yes
                                       Inc.                             Directors
High Yield Bond   87956T107   TLWT     TeleWest Global    05/09/2005    Ratify        M             With           For      Yes
                                       Inc.                             Auditors
High Yield Bond   87956T107   TLWT     TeleWest Global    05/09/2005    Approve       M             With           For      Yes
                                       Inc.                             Executive
                                                                        Incentive
                                                                        Bonus Plan
High Yield Bond   62940M104   NTLI     NTL Incorporated   05/19/2005    Elect         M             With           For      Yes
                                                                        Directors
High Yield Bond   62940M104   NTLI     NTL Incorporated   05/19/2005    Ratify        M             With           For      Yes
                                                                        Auditors
High Yield Bond   62940M104   NTLI     NTL Incorporated   05/19/2005    Approve       M             With           For      Yes
                                                                        Executive
                                                                        Incentive
                                                                        Bonus Plan
High Yield Bond   62940M104   NTLI     NTL Incorporated   05/19/2005    Approve       M             With           For      Yes
                                                                        Executive
                                                                        Incentive
                                                                        Bonus Plan
High Yield Bond   011589207   APCS     Alamosa Holdings   06/02/2005    Elect         M             With           For      Yes
                                       Inc.                             Directors
High Yield Bond   011589207   APCS     Alamosa Holdings   06/02/2005    Amend         M             With           For      Yes
                                       Inc.                             Qualified
                                                                        Employee
                                                                        Stock
                                                                        Purchase
                                                                        Plan
High Yield Bond   011589207   APCS     Alamosa Holdings   06/02/2005    Amend         M             With           For      Yes
                                       Inc.                             Omnibus
                                                                        Stock Plan
High Yield Bond   011589207   APCS     Alamosa Holdings   06/02/2005    Ratify        M             With           For      Yes
                                       Inc.                             Auditors
High Yield Bond   913247508   UIH GR   UnitedGlobal.com   06/14/2005    Approve       M             With           For      Yes
                                       Inc                              Merger
                                                                        Agreement
----------------------------------------------------------------------------------------

                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Heritage Income Trust

By: /s/ K.C. Clark
    --------------
    K.C. Clark
    Executive Vice President
    Principal Executive Officer

Date: August 19, 2005